Alliance
Municipal
Trust
-California Portfolio

AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

Statement Of Net Assets
December 31, 2002 (unaudited)    Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------

Principal
Amount
(000)             Security(a)                      Yield       Value
--------------------------------------------------------------------------------
                  MUNICIPAL
                  BONDS-88.9%
                  CALIFORNIA-88.9%
                  Abag Finance Authority
                  For Nonprofit Corp.
                  (Acton Courtyard Apts.)
                  Series 02A AMT
      $  3,720    4/01/37 (b) ....................   1.60%   $ 3,720,000
                  Abag Finance Authority
                  For Nonprofit Corp.
                  (California Hill Apts.)
                  Series 02A AMT
         6,200    12/15/32 (b) ..................   1.50       6,200,000
                  Alameda County IDB
                  (Ream Enterprises
                  Project) Series A AMT
           970    11/01/20 (b) ..................   1.50         970,000
                  Alameda County IDR
                  (Heat & Control, Inc.
                  Project) Series 95A AMT
         4,685    11/01/25 (b) ..................   1.55       4,685,000
                  Alameda County IDR
                  (JMS Family Partnership
                  Project) Series 95A AMT
         2,230    10/01/25 (b) ..................   1.50       2,230,000
                  Big Bear Lake IDR
                  (Southwest Gas Corp.)
                  Series 93A AMT
        14,000    12/01/28 (b) ..................   1.50      14,000,000
                  California Community
                  College Finance
                  Authority TRAN
                  Series 02A
         4,000    6/30/03 .......................   1.68       4,025,453
                  California County IDR
                  (S&P Investment Project)
                  Series 88A AMT
           665    9/01/08 (b) ...................   1.65         665,000
                  California Department
                  of Water
                  (Power Supply Revenue
                  Bonds) Series 02C-4
        13,550    5/01/22 (b) ...................   1.80      13,550,000
                  California Economic
                  Development Financing
                  Authority IDR
                  (Vortech Engineering,
                  Inc. Project)
                  Series 97 AMT
         2,790    9/01/22 (b) ...................   1.55       2,790,000
                  California Infrastructure
                  & Economic Development
                  Bank IDR
                  (Bonny Doon Winery, Inc.)
                  Series 00A AMT
         3,000    5/01/25 (b) ...................   1.70       3,000,000
                  California Infrastructure
                  & Economic Development
                  Bank IDR
                  (Studio Moulding Project)
                  Series 01A AMT
         3,000    12/01/26 (b) ..................   1.70       3,000,000
                  California Infrastructure
                  & Economic Development
                  Bank IDR
                  (West Star Industries
                  Project) Series 00A AMT
         1,980    7/01/26 (b) ...................   1.55       1,980,000
                  California Pollution
                  Control
                  Finance Authority
                  (Athens Disposal
                  Co., Inc.)
                  Series 95A AMT
         3,100    1/01/16 (b) ...................   1.75       3,100,000
                  California Pollution
                  Control
                  Finance Authority
                  (Atlas Disposal
                  Industries LLC)
                  Series 99A AMT
         2,400    5/01/19 (b) ...................   1.80       2,400,000
                  California Pollution
                  Control Finance
                  Authority
                  (Bidart Family
                  Partnership) Series 02 AMT
         4,000    11/01/27 (b) ..................   1.70       4,000,000

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


Principal
Amount
(000)             Security(a)                      Yield       Value
--------------------------------------------------------------------------------
                  California Pollution
                  Control Finance
                  Authority
                  (BLT Enterprises)
                  Series 99A AMT
     $   3,540    4/01/14 (b) ...................   1.75%  $  3,540,000
                  California Pollution
                  Control Finance
                  Authority
                  (Blue Line Transfer,
                  Inc.)
                  Series 99A AMT
         4,680    8/01/19 (b) ...................   1.75      4,680,000
                  California Pollution
                  Control Finance
                  Authority
                  (Burrtec Waste Industry
                  Project) Series 02A AMT
         3,700    6/01/22 (b) ...................   1.80      3,700,000
                  California Pollution
                  Control Finance
                  Authority
                  (Burrtec Waste Project)
                  Series 00A AMT
         6,875    6/01/20 (b) ...................   2.25      6,875,000
                  California Pollution
                  Control Finance
                  Authority
                  (Burrtec Waste Project)
                  Series 97B AMT
         1,600    7/01/12 (b) ...................   2.25      1,600,000
                  California Pollution
                  Control Finance
                  Authority
                  (California Waste
                  Solutions) Series 02A AMT
         3,755    5/01/32 (b) ...................   1.75      3,755,000
                  California Pollution
                  Control Finance
                  Authority
                  (Carlos Echeverria &
                  Sons)
                  Series 02 AMT
         3,500    10/01/27 (b) ..................   1.70      3,500,000
                  California Pollution
                  Control Finance
                  Authority
                  (Contra Costa Waste
                  Services)
                  Series A AMT
         3,825    12/01/10 (b) ..................   1.75      3,825,000
                  California Pollution
                  Control Finance
                  Authority
                  (CR & R, Inc. Project)
                  Series 95A AMT
         4,060    10/01/10 (b) ..................   1.85      4,060,000
                  California Pollution
                  Control Finance
                  Authority
                  (CR& R, Inc. Project)
                  Series 00A AMT
         2,860    9/01/10 (b) ...................   1.85      2,860,000
                  California Pollution
                  Control Finance
                  Authority
                  (Edco Disposal Corp.
                  Project) Series 96A AMT
         2,315    10/01/16 (b) ..................   1.75      2,315,000
                  California Pollution
                  Control Finance
                  Authority
                  (Greenteam of San Jose
                  Project) Series 01A AMT
         3,000    9/01/16 (b) ...................   1.75      3,000,000
                  California Pollution
                  Control Finance
                  Authority
                  (Greenteam of San Jose
                  Project) Series 97A AMT
           955    8/01/12 (b) ...................   1.75        955,000
                  California Pollution
                  Control Finance
                  Authority
                  (Greenwaste Recovery)
                  Series 99B AMT
         3,090    6/01/14 (b) ...................   1.85      3,090,000

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------





Principal
Amount
(000)             Security(a)                      Yield       Value
--------------------------------------------------------------------------------
                  California Pollution
                  Control Finance
                  Authority
                  (Heritage Dairy Project)
                  Series 02 AMT
       $ 1,500    10/01/27 (b) ..................   1.70%  $  1,500,000
                  California Pollution
                  Control Finance
                  Authority
                  (Marborg Industries
                  Project) Series 02A AMT
         2,615    6/01/22 (b) ...................   1.75      2,615,000
                  California Pollution
                  Control Finance
                  Authority
                  (Norcal Waste Systems,
                  Inc. Project)
                  Series 01 AMT
         3,275    12/01/26 (b) ..................   1.80      3,275,000
                  California Pollution
                  Control Finance
                  Authority
                  (Sanco Services L.P.
                  Project) Series 02A AMT
         2,000    11/01/32 (b) ..................   2.25      2,000,000
                  California Pollution
                  Control Finance
                  Authority
                  (Santa Clara Valley
                  Industries) Series 98A AMT
         1,490    3/01/18 (b) ...................   1.85      1,490,000
                  California Pollution
                  Control Finance
                  Authority
                  (Shell Oil Co.)
                  Series 94A AMT
         2,100    10/01/24 (b) ..................   1.50      2,100,000
                  California Pollution
                  Control Finance
                  Authority
                  (T & W Farms Project)
                  Series 02 AMT
         3,200    11/01/27 (b) ..................   1.70      3,200,000
                  California Pollution
                  Control Finance
                  Authority
                  (Waste Management, Inc.
                  Project) Series 01A AMT
         4,000    7/01/31 (b) ...................   1.80      4,000,000
                  California Pollution
                  Control Finance
                  Authority
                  (West Valley
                  Manufacturing
                  Project) Series 97A AMT
         2,020    6/01/12 (b) ...................   2.25      2,020,000
                  California Pollution
                  Control Finance
                  Authority
                  (West Valley Project)
                  Series 00A AMT
         7,800    6/01/30 (b) ...................   2.25      7,800,000
                  California School Cash
                  Reserve Program
                  (Pool Bonds)
                  Series 02A
        10,000    7/03/03 .......................   1.67     10,065,221
                  California State RAN
                  Series 02A
        13,550    6/20/03 .......................   1.57     13,607,666
                  California
                  Statewide Community
                  Development Authority
                  (Artefex Project)
                  Series 97E AMT
         1,765    7/01/17 (b) ...................   2.20      1,765,000
                  California
                  Statewide Community
                  Development Authority
                  (Biocol Investments)
                  Series 97B AMT
         1,150    5/01/22 (b) ...................   2.20      1,150,000
                  California
                  Statewide Community
                  Development Authority
                  (Cienega Gardens Apts.)
                  Series 02V AMT
         6,000    10/01/33 (b) ..................   1.66      6,000,000

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


Principal
Amount
(000)             Security(a)                      Yield        Value
--------------------------------------------------------------------------------
                  California
                  Statewide Community
                  Development Authority
                  (Contech Construction)
                  Series 89 AMT
       $   690    5/01/09 (b) ...................   1.65%   $   690,000
                  California
                  Statewide Community
                  Development Authority
                  (Grundfos Pumps
                  Corp. Project)
                  Series 89
         1,000    5/01/09 (b) ...................   1.65      1,000,000
                  California
                  Statewide Community
                  Development Authority
                  (Lake Merritt Apts.)
                  Series 02R AMT
         3,700    10/01/33 (b) ..................   1.68      3,700,000
                  California
                  Statewide Community
                  Development Authority
                  (Pacific Bearings Co.
                  Project)
                  Series 96L AMT
         1,540    10/01/06 (b) ..................   2.20      1,540,000
                  California
                  Statewide Community
                  Development Authority
                  (Primary Color Project)
                  Series 97F AMT
           775    7/01/17 (b) ...................   2.20        775,000
                  California
                  Statewide Community
                  Development Authority
                  (Seminole Gardens Apts.)
                  Series 02W AMT
         3,385    10/01/33 (b) ..................   1.66      3,385,000
                  California
                  Statewide Economic
                  Development Authority
                  (Pioneer Converting,
                  Inc.)
                  AMT
         1,445    4/01/16 (b) ...................   1.50      1,445,000
                  Carlsbad Unified
                  School District COP
                  (School Facility Bridge
                  Funding) FSA
         2,500    9/01/23 (b) ...................   1.50      2,500,000
                  Carlsbad Unified
                  School District COP
                  (School Facility Bridge
                  Funding) FSA
         2,000    9/01/30 (b) ...................   1.50      2,000,000
                  Contra Costa COP
                  (Concord Healthcare
                  Center) AMT
         2,805    12/01/12 (b) ..................   1.65      2,805,000
                  Daly City HFA MFHR
                  (Serramonte Del Ray
                  Apts.) Series 99A
         9,230    10/15/29 (b) ..................   1.42      9,230,000
                  Desert Sands Unified
                  School District GO BAN
                  Series 02
        15,000    7/01/03 .......................   1.68     15,095,984
                  Dublin Housing
                  Authority  MFHR
                  (Park Sierra)
                  Series 98A AMT
         6,900    6/01/28 (b) ...................   1.50      6,900,000
                  Los Angeles Community
                  Redevelopment Agency
                  (Broadway Spring Center)
                  Series 87 AMT
         9,300    7/01/12 (b) ...................   1.55      9,300,000
                  Los Angeles County
                  Schools
                  (Pooled TRANS)
                  Series 02A
         5,905    6/30/03 .......................   1.67      5,942,866
                  Los Angeles Department
                  of Water & Power
                  (Electric Plant Revenue
                  Bonds) Series 01B-3
         1,300    7/01/34 (b) ...................   1.45      1,300,000
                  Los Angeles HFA
                  MFHR
                  (Mission Village Terrace)
                  Series 97D AMT
         3,540    7/01/27 (b) ...................   1.60      3,540,000
                  Los Angeles MFHR
                  (Harvard Yard Apts. )
                  Series 02E AMT
         3,925    12/01/09 (b) ..................   1.60      3,925,000

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


Principal
Amount
(000)             Security(a)                      Yield        Value
--------------------------------------------------------------------------------
                  Los Angeles Unified
                  School District TRAN
                  Series 02B
       $15,000    7/01/03 .......................   1.68%   $15,096,016
                  Riverside County IDR
                  (Cryogenic Project Issue)
                  Series 89B AMT
         5,500    7/05/14 (b) ...................   1.50      5,500,000
                  Roseville County
                  High School District
                  COP
                  (Northwest Roseville
                  Land Project)
                  Series 91
         1,630    8/01/06 (b) ...................   2.10      1,630,000
                  San Francisco MFHR
                  (Carter Terrace Apts.)
                  Series 02B AMT
        10,000    3/01/36 (b) ...................   1.55     10,000,000
                  San Francisco
                  Redevelopment Agency
                  MFHR
                  (Antonia Manor Apts.)
                  Series 00E AMT
         7,070    12/01/33 (b) ..................   1.50      7,070,000
                  South Coast Local
                  Education TRAN
                  Series 02A
         5,500    6/30/03 .......................   1.65      5,535,810
                                                           ------------
                  Total Municipal Bonds
                  (amortized cost
                  $300,564,016) .................           300,564,016
                                                           ------------
                  COMMERCIAL
                  PAPER-11.7%
                  CALIFORNIA-11.7%
                  California
                  Infrastructural
                  & Economic
                  Development Bank
                  (Salvation Army
                  West Territory)
                  Series 01
        11,500    5/06/03 ........................   1.35    11,500,000
                  California State
                  University Institute
                  (CP Notes) Series 01A
         4,300    1/10/03 .......................   1.35      4,300,000
                  Los Angeles County
                  (Capital Asset
                  Leasing Corp.)
                  Series 97
         2,060    2/03/03 .......................   1.10      2,060,000
                  Los Angeles County
                  (Capital Asset
                  Leasing Corp.)
                  Series 97
         5,000    2/11/03 .......................   1.20      5,000,000
                  Northern California
                  Transmission Agency
                  (California-Oregon
                  Transmission)
                  Series B
         3,000    1/09/03 .......................   1.55      3,000,000
                  Orange County
                  Water District
                  Series 94
         5,000    1/15/03 .......................   1.25      5,000,000
                  San Gabriel Valley
                  (Alameda Corridor
                  Project)
                  Series 01
         3,300    1/16/03 .......................   1.50      3,300,000
                  University of
                  California
                  (Board of Regents)
         5,500    1/16/03 .......................   1.35      5,500,000
                                                           ------------
                  Total Commercial Paper
                  (amortized cost
                  $39,660,000) ..................            39,660,000
                                                           ------------
                  TOTAL
                  INVESTMENTS-100.6%
                  (amortized cost
                  $340,224,016) .................           340,224,016
                  Other assets less
                  liabilities-(0.6%) ............            (1,943,037)
                                                           ------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  338,341,920 shares
                  outstanding) ..................          $338,280,979
                                                           ============

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT  - Alternative Minimum Tax
     BAN  - Bond Anticipation Note
     COP  - Certificate of Participation
     FSA  - Financial Security Assurance, Inc.
     GO   - General Obligation
     HFA  - Housing Finance Agency/Authority
     IDB  - Industrial Development Board
     IDR  - Industrial Development Revenue
     MFHR - Multi-Family Housing Revenue
     RAN  - Revenue Anticipation Note
     TRAN - Tax & Revenue Anticipation Note

     See notes to financial statements.


6


Statement Of Operations
Six Months Ended December 31, 2002 (unaudited)

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest ..................................................                  $ 2,666,789
EXPENSES
   Advisory fee (Note B) .....................................   $   887,513
   Distribution assistance and administrative service (Note C)       799,059
   Transfer agency (Note B) ..................................        72,779
   Custodian fees ............................................        59,248
   Printing ..................................................        28,863
   Registration fees .........................................        20,348
   Audit and legal fees ......................................        19,729
   Trustees' fees ............................................           800
   Miscellaneous .............................................         4,381
                                                                 -----------
   Total expenses ............................................     1,892,720
   Less: expense reimbursement (Note B) ......................      (117,694)
                                                                 -----------
   Net expenses ..............................................                    1,775,026
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $   891,763
                                                                                ===========



--------------------------------------------------------------------------------
See notes to financial statements.

Statement Of Changes
In Net Assets

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


                                             Six Months Ended
                                             December 31, 2002     Year Ended
                                               (unaudited)       June 30, 2002
                                             =================   =============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income .....................   $     891,763    $    4,719,546
  Net realized gain on investment
    transactions ............................              -0-              963
                                                -------------    --------------
  Net increase in net assets from
    operations . ............................         891,763         4,720,509
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .....................        (891,763)       (4,719,546)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E) .....................     (63,988,050)     (216,129,528)
                                                -------------    --------------
  Total decrease ............................     (63,988,050)     (216,128,565)
NET ASSETS
  Beginning of period .......................     402,269,029       618,397,594
                                                -------------    --------------
  End of period .............................   $ 338,280,979    $  402,269,029
                                                =============    ==============


See notes to financial statements.

Notes To Financial Statements
December 31, 2002 (unaudited)

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

 2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $117,694.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $20,391 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio's expenses were reduced by $119 under an expense offset arrangement with AGIS.

Notes To Financial Statements
(continued)

                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $443,757. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $355,302, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $41,968, of which $3,239 expires in 2003, $822 expires in 2004 and, $37,907 expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2002, capital paid-in aggregated $338,335,789. Transactions, all at $1.00 per share, were as follows:


                                            Six Months Ended    Year Ended
                                            December 31, 2002    June 30,
                                               (unaudited)         2002
                                            =================   ===========
Shares sold ...............................    272,054,716      738,557,357
Shares issued on reinvestments of dividends        891,763        4,719,546
Shares redeemed ...........................   (336,934,529)    (959,406,431)
                                             --------------    -------------
Net decrease ..............................    (63,988,050)    (216,129,528)
                                             ===============   =============

Financial Highlights             Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                   Six Months
                                                     Ended
                                                  December 31,                           Year Ended June 30,
                                                      2002       ---------------------------------------------------------------
                                                  (unaudited)      2002           2001         2000           1999         1998
                                                  ------------   --------      --------      --------      --------     --------
Net asset value, beginning of period                $  1.00      $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                    -------      -------       -------       -------       -------      -------
Income From Investment Operations
---------------------------------
Net investment income ..........................       .003(a)      .009          .024          .024          .022         .027(a)
                                                    -------      -------       -------       -------       -------      -------
Less: Dividends
---------------
Dividends from net investment income ...........      (.003)       (.009)        (.024)        (.024)        (.022)       (.027)
                                                    -------      -------       -------       -------       -------      -------
Net asset value, end of period .................    $  1.00      $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                    =======      =======       =======       =======       =======      =======
Total Return
------------
Total investment return based on
net asset value (b) ............................        .26%         .89%         2.48%         2.39%         2.20%        2.74%

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (000's omitted) .............................. $  338,281   $  402,269    $  618,398    $  931,993    $  655,644   $  422,464
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements .............................       1.00%(c)      .98%          .98%          .97%          .98%         .96%
  Expenses, before waivers and
    reimbursements .............................       1.07%(c)      .98%          .98%          .97%          .98%         .97%
  Net investment income ........................        .50%(a)(c)   .92%         2.49%         2.38%         2.18%        2.71%(a)


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(a) Net of expenses reimbursed or waived by the Adviser.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.
(c) Annualized.

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                                Alliance Municipal Trust - California Portfolio
-------------------------------------------------------------------------------





Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


Trustees
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


Officers
John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller



Custodian
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

Distributor
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


12

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(1) Members of the Audit Committee.


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Alliance Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1| Option |2|

Fund Code |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

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(R) These registered service marks used under license from
the owner, Alliance Capital Management L.P.

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